Long-Term Debt Narrative (Details) $ / shares in Units, € in Millions, shares in Millions			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018 USD ($)	Jan. 27, 2010 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2018 USD ($) vessel SecurityLoan term_loan $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) subsidiary vessel SecurityLoan term_loan $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2014 USD ($)	Sep. 30, 2018 NOK (kr) vessel SecurityLoan term_loan shares	Sep. 30, 2018 EUR (€) vessel SecurityLoan term_loan shares	Mar. 31, 2018 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€) vessel	May 31, 2015 NOK (kr)
Debt Instrument [Line Items]
Decrease in revolver, thereafter				$ 797,700,000		$ 797,700,000
Repayments of senior debt						52,600,000
Long-term debt, gross				3,398,353,000		3,398,353,000		$ 3,449,611,000
Long-term Debt				3,351,015,000		3,351,015,000		$ 3,417,705,000
Foreign exchange gain (loss) (notes 8 and 15)				$ 3,553,000	$ (2,642,000)	$ 16,104,000	$ (22,888,000)
Weighted average interest rate, at point in time				5.00%		5.00%		4.30%		5.00%	5.00%			4.30%
Decrease in revolver, 2018				$ 85,300,000		$ 85,300,000
Decrease in revolver, 2019				239,200,000		239,200,000
Decrease in revolver, 2020				1,251,100,000		1,251,100,000
Decrease in revolver, 2021				836,700,000		836,700,000
Decrease in revolver, 2022				$ 188,300,000		$ 188,300,000
Number of loan agreements | SecurityLoan				7		7				7	7
Minimum
Debt Instrument [Line Items]
Vessel market value to loan ratio				122.00%		122.00%				122.00%	122.00%
Vessel market value to loan required ratio				105.00%		105.00%				105.00%	105.00%
Undrawn revolving credit facilities time to maturity						6 months
Maximum
Debt Instrument [Line Items]
Vessel market value to loan ratio				190.00%		190.00%				190.00%	190.00%
Vessel market value to loan required ratio				135.00%		135.00%				135.00%	135.00%
Term Loan One
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements				$ 100,000,000		$ 100,000,000
Term Loan One | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt				7.50%		7.50%				7.50%	7.50%
Term Loan Two
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements				$ 50,000,000		$ 50,000,000
Term Loan Two | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%		5.00%				5.00%	5.00%
Revolving Credit Facilities
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements				$ 50,000,000		$ 50,000,000
Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%		5.00%				5.00%	5.00%
Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan						11
Long-term debt, gross				$ 1,500,000,000		$ 1,500,000,000		$ 1,400,000,000
Number of debt instruments with balloon or bullet payments | term_loan				9		9				9	9
Number of vessels held as collateral | vessel				26		26		22		26	26			22
Secured Debt | Remaining Term Loans
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.37%		5.37%		5.37%		5.37%	5.37%			5.37%
Secured Debt | Remaining Term Loans | Fixed Rate
Debt Instrument [Line Items]
Number of debt instruments | term_loan						1
Secured Debt | Remaining Term Loans | Three Month London Interbank Offered Rate | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						0.30%
Secured Debt | Remaining Term Loans | Three Month London Interbank Offered Rate | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt								3.25%
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%	8.50%	8.50%		8.50%				8.50%	8.50%	8.50%
Debt instrument, principal amount		$ 450,000,000	$ 200,000,000
Percentage of par at which notes sold		99.20%	99.01%
Debt instrument, interest rate, effective percentage				8.67%		8.67%				8.67%	8.67%
Repayments of senior debt									$ 57,300,000
Debt instrument, redemption price, percentage						100.00%
Discount rate for redemption feature						0.50%
Long-term debt, gross				$ 540,082,000		$ 540,082,000		$ 592,657,000
Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument, convertible, conversion ratio	85.4701
Debt instrument, convertible, If-converted value in excess of principal	$ 1,000
Debt instrument, convertible, conversion price | $ / shares													$ 11.70
Debt instrument, convertible, threshold percentage of stock price trigger	20.00%
Sale of stock, price per share (in USD per share) | $ / shares													9.75
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of credit facilities | term_loan				7		7				7	7
Credit facility, maximum borrowing capacity				$ 1,064,972,037		$ 1,064,972,037
Line of credit facility, remaining borrowing capacity				400,000,000		400,000,000
Line of Credit, reduction of available borrowing capacity, remainder of fiscal year				250,200,000		250,200,000
Line of Credit, reduction of available borrowing capacity 2019				41,600,000		41,600,000
Line of Credit, reduction of available borrowing capacity 2020				232,600,000		232,600,000
Line of Credit, reduction of available borrowing capacity 2021				336,300,000		336,300,000
Line of Credit, reduction of available borrowing capacity 2022				$ 204,300,000		$ 204,300,000
Debt instrument, collateral, number of vessels | vessel				44		44				44	44
Long-term debt, gross				$ 660,763,000		$ 660,763,000		$ 877,343,000
Revolving Credit Facilities | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						1.25%		0.45%
Revolving Credit Facilities | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						4.00%		4.00%
Revolving Credit Facilities | Secured Debt
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				200,000,000		$ 200,000,000
Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 125,000,000
Teekay LNG
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements				35,000,000.0		35,000,000.0
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] | Nibor Loan
Debt Instrument [Line Items]
Debt instrument, principal amount | kr															kr 3,050,000,000
Unsecured debt | kr										kr 3,100,000,000
Senior notes				374,000,000		374,000,000
Notional Amount				$ 382,500,000		$ 382,500,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] | Nibor Loan | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						3.70%
Fixed interest rate				5.92%		5.92%				5.92%	5.92%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] | Nibor Loan | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						6.00%
Fixed interest rate				7.89%		7.89%				7.89%	7.89%
Teekay LNG | Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Number of debt instruments | term_loan						2
Number of vessels held as collateral | vessel				2		2				2	2
Long-term Debt				$ 205,900,000		$ 205,900,000		$ 233,000,000			€ 177.4			€ 194.1
Number of subsidiaries | subsidiary						1
Teekay LNG | Euro-denominated Term Loans due through 2024 | Minimum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						0.60%		0.60%
Teekay LNG | Euro-denominated Term Loans due through 2024 | Maximum
Debt Instrument [Line Items]
Minimum variable interest rate on debt						1.95%		2.25%
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash maintained per loan agreements				$ 35,000,000		$ 35,000,000
Teekay Tankers | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt				5.00%		5.00%				5.00%	5.00%
Teekay Tankers | Long-term Debt
Debt Instrument [Line Items]
Debt guaranteed				$ 219,200,000		$ 219,200,000
Class A common stock | Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares				38.2		38.2				38.2	38.2
Class A common stock | Teekay LNG | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares				25.2		25.2				25.2	25.2
Class A common stock | Teekay Tankers | Revolving Credit Facilities
Debt Instrument [Line Items]
Common unit, issued | shares				16.8		16.8				16.8	16.8
Common Stock | Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Dividends payable, amount per share (in USD per share) | $ / shares													$ 0.055
Teekay Parent | Convertible Debt | Convertible Senior Notes due 2023
Debt Instrument [Line Items]
Debt instrument, principal amount													$ 125,000,000
Debt instrument, interest rate, stated percentage													5.00%
Proceeds from convertible debt	$ 104,600,000
Debt instrument, convertible term	5 years
Debt instrument, convertible, carrying amount of equity component													$ 16,100,000
Teekay Parent | Teekay Offshore | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity												$ 25,000,000
Teekay Parent | Common Stock
Debt Instrument [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares				$ 9.75		$ 9.75